Subsequent Event - Additional Information (Detail)		1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 07, 2018 shares	Mar. 31, 2018 NZD ($)	Mar. 21, 2018 shares	Jan. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Aug. 31, 2015 NZD ($)	Jan. 31, 2015 NZD ($)	Mar. 31, 2014 NZD ($)	Jun. 30, 2013 NZD ($)
Subsequent Event [Line Items]
Number of shares with lock-up period expired					7,605,315
2degrees | Senior Facilities Agreement
Subsequent Event [Line Items]
Borrowing capacity					$ 142,000,000	$ 142,000,000		$ 200,000,000	$ 185,000,000	$ 165,000,000	$ 150,000,000
Line of credit facility, borrowing capacity, description						In March 2018, 2degrees entered into an agreement with existing syndicate members representing $190 million NZD to extend the maturity date from January 2019 to January 2020. Borrowings totalling $10 million NZD will retain the January 2019 maturity date.
2degrees | Senior Facilities Agreement | Subject to former maturity date
Subsequent Event [Line Items]
Borrowing capacity | $							$ 10,000,000
Debt maturity period						2019-01
Subsequent Event | Class C-2 Units
Subsequent Event [Line Items]
Number of shares with lock-up period expired	8,697,835
Units redeemed for common shares during period			0
Subsequent Event | Class C-3 Units
Subsequent Event [Line Items]
Units redeemed for common shares during period			308,278
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares with lock-up period expired	5,585,927
Subsequent Event | 2degrees
Subsequent Event [Line Items]
Options, Granted				3,600,000
Subsequent Event | 2degrees | Senior Facilities Agreement | Subject to new maturity date
Subsequent Event [Line Items]
Borrowing capacity | $		$ 190,000,000
Debt maturity period		2020-01
Subsequent Event | 2degrees | Maximum
Subsequent Event [Line Items]
Vesting period				2 years